Leases - Summary of Carrying Amounts of Short-Term and Long-Term Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Lease liabilities [abstract]
Short-term portion of lease liabilities	$ 27,179	$ 28,944
Long-term portion of lease liabilities	$ 218,854	$ 207,594